Equity (Tables)	6 Months Ended
Jun. 30, 2021
Equity [Abstract]
Schedule of ordinary share capital
	Number of shares
	Authorized	Issued and paid	Authorized	Issued and paid
	June 30, 2021		December 31, 2020
Ordinary shares of no-par value	75,000,000	25,893,297	75,000,000	18,152,590